Investment in associates and joint ventures - Summary of investments in associates and joint ventures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Investments in Associates and Joint Ventures [Table]
Balance sheet value	€ 1,587	€ 1,475
Total assets	949,250	933,891	€ 888,520
Total liabilities	896,448	881,250
Total income	€ 20,093	€ 17,227	€ 17,125
TMB Public Company Limited [member]
Disclosure of Investments in Associates and Joint Ventures [Table]
Interest held	2300.00%	2300.00%
Fair value of listed investment	€ 866	€ 653
Balance sheet value	1,208	1,202
Total assets	46,478	50,123
Total liabilities	40,957	44,597
Total income	1,286	1,388
Total expenses	1,038	1,093
Other investments in associates and joint ventures [member]
Disclosure of Investments in Associates and Joint Ventures [Table]
Balance sheet value	€ 379	€ 273